Insurance service expenses and other expenditure - Fair value of options and awards (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) entity Y £ / shares	Dec. 31, 2024 GBP (£) entity Y $ / shares	Dec. 31, 2023 GBP (£) Y £ / shares	Dec. 31, 2023 GBP (£) Y $ / shares	Dec. 31, 2022 GBP (£) Y £ / shares	Dec. 31, 2022 GBP (£) Y $ / shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Share-based payment
Volatility assumption - number of competitors in basket | entity	12	12
Volatility assumption - average volatility for basket of competitors (as a percent)	27.00%	27.00%	26.00%	26.00%	26.00%	26.00%
Volatility assumption - period of correlations for basket of competitors	3 years	3 years
Sharesave and ISSOSNE
Share-based payment
Dividend yield (as a percent)	2.08%	2.08%	1.38%	1.38%	1.11%	1.11%
Expected volatility (as a percent)	28.17%	28.17%	30.02%	30.02%	25.68%	25.68%
Risk-free interest rate (as a percent)	3.57%	3.57%	4.55%	4.55%	3.97%	3.97%
Expected option life (years) | Y	4.03	4.03	3.95	3.95	4.52	4.52
Weighted average exercise price | £ / shares	£ 5.24		£ 7.75		£ 7.37
Weighted average share price at grant date | £ / shares	£ 7.16		£ 8.89		£ 9.54
Weighted average fair value at grant date | £	£ 2.5	£ 2.5	£ 2.85	£ 2.85	£ 3.45	£ 3.45
Prudential LTIP (TSR)
Share-based payment
Expected volatility (as a percent)	28.45%	28.45%	31.50%	31.50%	33.64%	33.64%
Risk-free interest rate (as a percent)	4.39%	4.39%	4.34%	4.34%	2.79%	2.79%
Weighted average share price at grant date | $ / shares		£ 75.1		£ 112.76		£ 113.83
Weighted average fair value at grant date | $							$ 29.29	$ 49.6	$ 21.32
Other awards
Share-based payment
Weighted average fair value at grant date | $							$ 72.58	$ 111.97	$ 113.81